Commitments and contingencies (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 16,148
2015	14,724
2016	13,310
2017	9,972
2018	7,483
Thereafter	27,104
Total future operating lease payments	$ 88,741